FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Swaps
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2024 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000

Schedule of Carrying Amounts and Fair Values of Financial Instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2024 and December 31, 2023 are as follows:

	2024		2023
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	30,790	30,790	39,117	39,117
Derivative instruments receivable - current	5,758	5,758	—	—
Marketable securities	8,247	8,247	7,432	7,432
Financial assets not measured at fair value
Cash and cash equivalents	359,236	359,236	308,322	308,322
Receivables	147,752	147,752	124,647	124,647
Financial liabilities not measured at fair value
Trade and other payables	111,128	111,128	98,232	98,232
Floating rate debt	3,781,203	3,829,759	3,279,626	3,322,347
Fixed rate debt	76,250	78,752	176,837	184,462

The estimated fair value of financial assets and liabilities as of June 30, 2024 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	30,790	—	30,790	—
Derivative instruments receivable - current	5,758	—	5,758	—
Marketable securities	8,247	8,247	—	—
Financial assets not measured at fair value
Cash and cash equivalents	359,236	359,236	—	—
Financial liabilities not measured at fair value
Floating rate debt	3,829,759	—	3,829,759	—
Fixed rate debt	78,752	—	—	78,752

Disclosure of Detailed Information about Valuation Techniques
The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.

Schedule of Maturity of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at June 30, 2024
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	3,781,203	3,785,700	409,730	3,114,889	261,081
Fixed rate debt	76,250	75,000	—	75,000	—
Interest on floating rate debt	—	869,599	253,597	566,876	49,126
Interest on fixed rate debt	—	10,951	6,080	4,871	—
Operating lease liabilities	2,072	2,072	1,130	942	—
Trade and other payables	111,128	111,128	111,128	—	—